Operating Segments	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segments [Abstract]
Operating Segments

3. OPERATING SEGMENTS

The Group had only one business segment during the period, being the global commercialisation by licensing and partnering of patents and licences in biotechnology, with applications in biomedical research and human therapeutics. Business operations are conducted in Australia. However, there are controlled entities based in the USA and United Kingdom. The United Kingdom entity has no segment revenues, results or assets.

Geographical Segments Geographical location	Segment Revenues from External Customers		Segment Results		Carrying Amount of Segment Assets
	Jun 2018	Jun 2017	Jun 2018	Jun 2017	Jun 2018	Jun 2017
	$’000	$’000	$’000	$’000	$’000	$’000
Australia	378	333	(11,733)	(5,835)	19,639	21,580
United States of America	—	—	93	145	1,700	1,086
	378	333	(11,640)	(5,690)	21,339	22,666

Accounting Policies

Segment revenues and expenses are directly attributable to the identified segments. Segment assets include all assets used by a segment and consist mainly of cash, receivables, inventories, intangibles and property, plant and equipment, net of any allowances, accumulated depreciation and amortisation. Segment liabilities include mainly accounts payable, employee entitlements, accrued expenses, provisions and borrowings. Deferred income tax provisions are not included in segment assets and liabilities.